RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 57%, 54% and 52% of all purchases made during 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, approximately $62,000 and $41,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2012, 2011 and 2010 include $32,961, $23,710 and $22,142, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted at arm’s-length in the ordinary course of business.

Carrier Enterprise II entered into Transactional Services Agreements (“TSAs”) with Carrier, pursuant to which Carrier performed certain business processes on its behalf, including processes involving the use of certain information technologies. The services provided by Carrier pursuant to the TSAs terminated on April 30, 2012. The fees related to these TSAs were $1,798 and $1,139, respectively, for 2012 and 2011, and are included in selling, general and administrative expenses in our consolidated statements of income. At December 31, 2012 and 2011, $25 and $941, respectively, related to these TSAs was payable to Carrier and was included in accrued expenses and other current liabilities in our consolidated balance sheets.

Carrier Enterprise III entered into TSAs with UTC Canada, pursuant to which UTC Canada performs certain business processes on behalf of Carrier Enterprise III, including processes involving the use of certain information technologies, and UTC Canada entered into TSAs with Carrier Enterprise III, pursuant to which Carrier Enterprise III performs certain business processes on behalf of UTC Canada. The services provided pursuant to the TSAs terminate on various dates but may be extended as agreed upon by the parties. The fees payable by Carrier Enterprise III to UTC Canada under one TSA were substantially offset by the fees payable to UTC Canada to Carrier Enterprise III under the other TSA.

The services previously provided by Carrier pursuant to TSAs with Carrier Enterprise I terminated on various dates throughout 2010. The fees related to these TSAs were $2,177, and are included in selling, general and administrative expenses in our consolidated statement of income for 2010.

At December 31, 2012 and 2011, $29,637 and $6,630, respectively, was payable to Carrier and UTC Canada for unpaid distributions declared to the noncontrolling interest.

A member of our Board of Directors is the Executive Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel and receives customary fees for legal services. During 2012, 2011 and 2010, this firm was paid $120, $59 and $63, respectively, for services performed.